                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA  24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

/s/ John D. Doyle, Jr.           Lynchburg, VA                01/12/05
----------------------           -------------                --------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          68

Form 13F Information Table Value Total:     147,381
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
Name of                    Title of                  Value     Shrs or                       Investment   Voting   Authority
Issuer                      Class        CUSIP     (x $1000)   Pm Amt    SH/PRN   Put/Call   Discretion    Sole     Shared     None
-------                    --------   ----------   ---------  -------    ------   --------   ----------   ------   ---------   ----
ADM                         common     039483102       622     27,890                           Sole         622
Abbott Labs                 common     002824100     2,985     63,989                           Sole       2,985
Air Products & Chemicals    common     009158106     3,535     60,975                           Sole       3,535
Alcoa                       common     013817101     1,310     41,700                           Sole       1,310
Alltel                      common     020039103     2,385     40,597                           Sole       2,385
Altria Group                common     02209S103       631     10,328                           Sole         631
American Standard           common     029712106     1,768     42,800                           Sole       1,768
Amgen                       common     031162100     1,664     25,939                           Sole       1,664
Bank of America             common     060505104     6,104    129,901                           Sole       6,104
BB&T                        common     054937107     2,796     66,482                           Sole       2,796
Bell South                  common     079860102       528     19,008                           Sole         528
Biomet                      common     090613100       584     13,463                           Sole         584
Boeing                      common     097023105     1,228     23,717                           Sole       1,228
BP Amoco                    common     055622104     2,321     39,736                           Sole       2,321
Burlington Resources        common     122014103     1,873     43,050                           Sole       1,873
ChevronTexaco               common     166764100     1,185     22,572                           Sole       1,185
Cisco Systems               common     17275R102     1,345     69,649                           Sole       1,345
Citigroup                   common     172967101     2,117     43,930                           Sole       2,117
Clorox                      common     189054109       688     11,675                           Sole         688
Coca-Cola                   common     191216100       715     17,182                           Sole         715
Comcast Class A             common     20030N101       730     21,950                           Sole         730
Conoco Phillips             common     20825C104     1,638     18,865                           Sole       1,638
Consolidated Edison         common     209115104       219      5,000                           Sole         219
Dell Computer               common     247025109     3,237     76,815                           Sole       3,237
Dow Chemical                common     260543103       334      6,750                           Sole         334
DuPont                      common     263534109     1,189     24,232                           Sole       1,189
Exxon- Mobil                common     30231G102    10,655    207,861                           Sole      10,655
Fedex Corp                  common     31428X106     2,549     25,881                           Sole       2,549
GE                          common     369604103    10,092    276,489                           Sole      10,092
Gannett                     common     364730101     1,976     24,185                           Sole       1,976
General Mills               common     370334104       379      7,625                           Sole         379
Gillette                    common     375766102       247      5,520                           Sole         247
Hewlet Packard              common     428236103     1,833     87,400                           Sole       1,833
Home Depot                  common     437076102     1,082     25,318                           Sole       1,082
Intel                       common     458140100     1,606     68,602                           Sole       1,606
International Bus. Mach.    common     459200101       966      9,796                           Sole         966
Jacob Engineering           common     469814107     2,536     53,075                           Sole       2,536
Jefferson Pilot             common     475070108     5,525    106,334                           Sole       5,525
Johnson Controls            common     478366107     1,886     29,725                           Sole       1,886
Johnson & Johnson           common     478160104     5,910     93,190                           Sole       5,910

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
Kimberly Clark              common     494368103       756     11,575                           Sole         756
Lowes                       common     548661107     2,694     46,775                           Sole       2,694
MBNA                        common     55262L100     1,437     50,987                           Sole       1,437
3M                          common     604059105     4,810     58,605                           Sole       4,810
Marriott International      common     571903202       348      5,525                           Sole         348
Modine                      common     607828100       382     11,320                           Sole         382
National Fuel Gas           common     636180101       754     26,600                           Sole         754
Nextel Communications       common     65332V103       916     30,525                           Sole         916
Norfolk Southern            common     655844108     1,704     47,081                           Sole       1,704
Pepsi                       common     713448108     4,650     89,090                           Sole       4,650
Pfizer                      common     717081103     1,967     73,167                           Sole       1,967
Plum Creek Timber           common     729251108     1,277     33,233                           Sole       1,277
Procter & Gamble            common     742718109     7,651    138,907                           Sole       7,651
Progress Energy             common     743263105     1,026     22,675                           Sole       1,026
Royal Caribbean Cruises     common     V7780T103       316      5,800                           Sole         316
S & P Financial Services
 Index                      common     81369Y605       222      7,275                           Sole         222
SBC Communications          common     78387G103       932     36,147                           Sole         932
Southern Capital 8.25 Pfd   common     842542201       126     12,150                           Sole         126
SunTrust Bank               common     867914103     1,964     26,581                           Sole       1,964
Symantec Corp               common     871503108       690     26,750                           Sole         690
Sysco Corp                  common     871829107     1,690     44,280                           Sole       1,690
US Bancorp                  common     902973304     2,038     65,075                           Sole       2,038
United Technologies         common     913017109     3,633     35,150                           Sole       3,633
Verizon                     common     92343V104     2,941     72,595                           Sole       2,941
Wachovia                    common     929771103     7,434    141,333                           Sole       7,434
Walgreen                    common     931422109     2,934     76,455                           Sole       2,934
Wythe                       common     983024100       449     10,535                           Sole         449
Zebra Technologies          common     989207105       667     11,850                           Sole         667
                                                   147,381                                               147,381